Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Net income (loss)	$ (302,466)	$ 583,270	$ (81,597)
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	127,274	182,669	188,755
Amortization	11,337	13,093	14,979
Tax expense (recovery)	(13,037)	89,596	51,409
Interest expense	243,757	270,350	221,756
Interest income	(65,996)	(63,838)	(23,564)
(Gain) loss on foreign exchange	244,527	(77,758)	239,591
(Gain) loss on changes in fair value of financial instruments	12,761		(4,314)
Share-based compensation	17,557	33,015	67,428
(Gain) loss on disposal of assets	534	(59)	(7)
Gain on disposal of subsidiaries	(2,620)
Gain on repurchase of debt	(202,493)	(230,080)	(106,916)
Impairment	267,017	79,740
Deferred revenue amortization	(58,044)	(59,337)	(77,075)
Pension expense	5,648	5,674	7,587
C-band clearing income		(344,892)
Non-cash other income (expense)	33,902
Other	7,511	2,958	(1,184)
Income taxes paid, net of income tax received	(60,510)	(66,841)	(98,143)
Interest paid, net of interest received	(161,595)	(209,261)	(163,113)
Government grant received	2,520	972	10,703
Operating assets and liabilities	(45,120)	(39,212)	(6,744)
Net cash from operating activities	62,464	170,059	239,551
Cash flows (used in) generated from investing activities
Cash payments related to satellite programs	(1,045,671)	(83,319)	(31,805)
Cash payments related to property and other equipment	(64,804)	(42,920)	(32,701)
Purchase of intangible assets	(52)	(13,267)	(71)
Net proceeds from disposal of subsidiaries	3,613
Government grant received	15,359	117	11,621
C-band clearing proceeds		351,438	64,651
Net cash (used in) generated from investing activities	(1,091,555)	212,049	11,695
Cash flows (used in) generated from financing activities
Repurchase of indebtedness	(155,903)	(344,014)	(97,234)
Payments of principal on lease liabilities	(2,422)	(2,171)	(2,498)
Satellite performance incentive payments	(4,572)	(6,385)	(6,667)
Tax withholdings on settlement of restricted share units	(7,732)	(3,198)
Proceeds from exercise of stock options	426	27
Final Transaction adjustment payment			(20,790)
Net cash (used in) generated from financing activities	(170,203)	(355,741)	(127,189)
Effect of changes in exchange rates on cash and cash equivalents	82,269	(35,070)	104,142
Changes in cash and cash equivalents	(1,117,025)	(8,703)	228,199
Cash and cash equivalents, beginning of year	1,669,089	1,677,792	1,449,593
Cash and cash equivalents, end of year	$ 552,064	$ 1,669,089	$ 1,677,792